Stockholders' Equity (Details) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended
	Jan. 19, 2022 $ / shares shares	Feb. 28, 2022 shares	Mar. 31, 2022 USD ($) vote $ / shares shares	Jan. 31, 2022 $ / shares shares	Jan. 18, 2022 shares	Jan. 01, 2022 shares	Dec. 31, 2021 $ / shares shares	Mar. 31, 2021 shares	Jan. 31, 2021 $ / shares	Mar. 31, 2020 $ / shares shares
Common stock, shares authorized (in shares)			10,000,000,000				10,000,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.00001		$ 0.0001				$ 0.0001
Voting rights per share | vote			1
Warrants outstanding (in shares)			14,900,000
Exercise price of warrants (in dollars per share) | $ / shares			$ 11.5
Common stock, exchange ratio	1.6001528688
SPAC vesting shares (in shares)					1,700,000
Issuances of common stock- vendor settlement (in shares)			1,600,000
Issuance period			10 years
Common stock shares reserved for future issuance (in shares)								14,000,000
Number of common shares available for grant, outstanding (in shares)			128,800,000
Common shares purchased for award (in shares)			31,900,000
Weighted average price of shares purchased (in shares) | $ / shares			$ 8.76
Options remaining contractual term			8 years 7 months 6 days
Option, unrecognized share-based compensation expense | $			$ 141.8
Conversion of XPDI's Common Stock to New Core Common Stock
Recapitalization transaction, conversion ratio					1
Common Stock [Member]
Issuances of common stock- Merger with XPDI (in shares)	30,800,000
Stock options
Share-based compensation, award expiration period			10 years
Period for recognition			3 years 8 months 12 days
Restricted Stock Units and Restricted Awards
Nonvested RSUs (in shares)			96,900,000
RSUs and RSAs, unrecognized share-based compensation expense | $			$ 768.7
Share-based payment arrangement, cost expected to be recognized | $			$ 34.4
Period for recognition			3 years 3 months 18 days
Share-based payment arrangement, cost not expected to be recognized | $			$ 734.3
Restricted Stock Units (RSUs)
Share-based compensation, number of shares authorized (in shares)			1,400,000
Restricted stock units granted in period (in shares)			11,900,000
Restricted stock units grant-date fair value (in dollars per share) | $ / shares			$ 9.54
Minimum [Member]
Share-based compensation, award vesting period			1 year
Maximum [Member] | Stock options
Share-based compensation, award expiration period			10 years
2018 Plan
Share-based compensation, number of shares authorized (in shares)			132,000,000
Common stock shares reserved for future issuance (in shares)			132,013,000
2018 Plan | Stock options
Common stock shares reserved for future issuance (in shares)			24,610,000
2021 Plan
Share-based compensation, number of shares authorized (in shares)			45,000,000
Common stock shares reserved for future issuance (in shares)			45,000,000
2021 Plan | Stock options
Common stock shares reserved for future issuance (in shares)			0
Stockholder Loan Warrants
Warrants outstanding (in shares)				200,000		200,000
Exercise price of warrants (in dollars per share) | $ / shares				$ 4.21					$ 4.21
Public Warrants | Power Digital Infrastructure Acquisition Corp [Member]
Warrants outstanding (in shares)					8,600,000
Private Placement Warrants [Member]
Warrants outstanding (in shares)			6,300,000
Private Placement Warrants [Member] | Power Digital Infrastructure Acquisition Corp [Member]
Warrants outstanding (in shares)					6,300,000
Executive Notes Warrants [Member]
Warrants outstanding (in shares)										6,400,000
Exercise price of warrants (in dollars per share) | $ / shares										$ 0.84
Class of warrant or right, warrants exercised		3,200,000
Issuance of common stock - exercise of warrants (in shares)		2,900,000
Service Providers Warrants [Member]
Warrants outstanding (in shares)										200,000
Exercise price of warrants (in dollars per share) | $ / shares										$ 4.27
Class of warrant or right, warrants exercised		200,000
Issuance of common stock - exercise of warrants (in shares)		100,000